Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of share capital shares

	2025	2025	2024
	US$	HK$	HK$

Ordinary shares at par value of US$0.0005 (December 31, 2024: HK$0.0005) each

Authorised:
3,000,000,000 (December 31, 2024: 3,000,000,000) ordinary shares	1,500,000	11,700,000	11,700,000

Issued and fully paid:-
17,155,000 (December 31, 2024: 15,000,000) ordinary shares	8,597	66,916	58,500

Summary of changes in share capital
	Number of	Share
	issued	capital
	ordinary shares	HK$

At December 31, 2024	15,000,000	58,500

Issue of shares	2,155,000	8,416

At December 31, 2025	17,155,000	66,916